Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases

NOTE 10: LEASES

The future minimum contractual lease income (charter-out rates are presented net of commissions), for which a charter party has been concluded, is as follows:

Amount in thousands of U.S. dollars
2019	77,359
2020	23,050
2021	9,847
2022	2,484
Thereafter	—

Total minimum lease revenue, net of commissions	$112,740

Revenues from time charters are generally not received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.